CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 649	$ 632	$ 2,702	$ 3,902	$ 4,637	$ (163)	$ (4,955)
Other comprehensive income (loss):
Unrealized gain (loss) on investment securities available for sale	(102)	167	(1,446)	215	(91)	286	(348)
Tax effect	34	(59)	491	(82)	31	(104)	116
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(68)	108	(955)	133	(60)	182	(232)
Reclassification adjustment for losses included in net income (loss)	0	(51)	0	(174)	(223)	(113)	(37)
Tax effect	0	20	0	68	76	38	11
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	(31)	0	(106)	(147)	(75)	(26)
Total	(68)	77	(955)	27	(207)	107	(258)
Total comprehensive income (loss)	$ 581	$ 709	$ 1,747	$ 3,929	$ 4,430	$ (56)	$ (5,213)